Stockholders’ Equity - Schedule of Common Stock Warrant Activity (Details)	12 Months Ended
Dec. 31, 2024 shares
Legacy Abpro Common Stock Warrants [Member]
Schedule of Common Stock Warrant Activity [Line Items]
Outstanding as of December 31, 2023	61,009
Expired at the Merger	(61,009)
Common stock warrants of ACAB acquired in Merger
Outstanding as of December 31, 2024
Private Warrants [Member]
Schedule of Common Stock Warrant Activity [Line Items]
Outstanding as of December 31, 2023
Expired at the Merger
Common stock warrants of ACAB acquired in Merger	13,850,000
Outstanding as of December 31, 2024	13,850,000
Public Warrants [Member]
Schedule of Common Stock Warrant Activity [Line Items]
Outstanding as of December 31, 2023
Expired at the Merger
Common stock warrants of ACAB acquired in Merger	15,000,000
Outstanding as of December 31, 2024	15,000,000